UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022

13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125

Signature, Place and Date of Signing:

/s/ Ranjan Tandon                  New York, NY                May 14, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE [If there are no entries in this list, omit this section.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           2

Form 13F Information Table Entry Total:     68

Form 13F Information Table Value Total: $262,855
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number                    Name

1.                28-10574                    Libra Associates, LLC
2.                28-10573                    Libra Fund, L.P.
----        -------------------         --------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2004

Column 1                             Column 2       Column 3   Column 4      Column 5         Column 6   Column 7     Column 8
                                                                Market
                                      Title of                   Value    Shares/  Sh/ Put/   Invstmt     Other    Voting Authority
Name of Issuer                          Class        CUSIP    (x$1,000)  Prn Amt.  Prn Call   Discretion   Mgrs  Sole  Shared  None
--------------                        ---------      -----    ---------  --------  ---  ----  ----------  ------ ----  ------  ----

Alliance Resource Partners LP         COMMON STOCK   01877R108   1,600     40,000  SH      Shared-Defined  1,2        40,000
American Bank Note Holographics Inc   COMMON STOCK   024377103   4,377  2,156,000  SH      Shared-Defined  1,2     2,156,000
Apollo Gold Corp                      COMMON STOCK   03761E102   8,536  4,223,100  SH      Shared-Defined  1,2     4,223,100
Aquest Energy Ltd                     COMMON STOCK   038404109   1,267    672,261  SH      Shared-Defined  1,2       672,261
Banco Latinoamericano de
Exportaciones SA                      COMMON STOCK   p16994132     910     50,000  SH      Shared-Defined  1,2        50,000
CAE Inc                               COMMON STOCK   124765108      94     21,500  SH      Shared-Defined  1,2        21,500
Cambior Inc                           COMMON STOCK   13201L103   2,278    725,000  SH      Shared-Defined  1,2       725,000
Cameco Corp                           COMMON STOCK   13321L108   1,990     40,000  SH      Shared-Defined  1,2        40,000
Capital One Financial Corp            COMMON STOCK   14040H105   2,979     39,500  SH      Shared-Defined  1,2        39,500
Central European Media
Enterprises Ltd                       CL A NEW       g20045202   2,651    142,000  SH      Shared-Defined  1,2       142,000
CIT Group Inc                         COMMON STOCK   125581108   6,472    170,100  SH      Shared-Defined  1,2       170,100
Claude Resources Inc                  COMMON STOCK   182873109     321    230,000  SH      Shared-Defined  1,2       230,000
Commonwealth Industries Inc           COMMON STOCK   203004106     687     94,700  SH      Shared-Defined  1,2        94,700
Cott Corp                             COMMON STOCK   22163N106     294     10,000  SH      Shared-Defined  1,2        10,000
Creo Inc                              COMMON STOCK   225606102   1,876    200,000  SH      Shared-Defined  1,2       200,000
Crystallex International Corp         COMMON STOCK   22942F101   2,011    655,000  SH      Shared-Defined  1,2       655,000
Dade Behring Holdings Inc             COMMON STOCK   23342J206   5,751    129,300  SH      Shared-Defined  1,2       129,300
Datawatch Corp                        COMMON STOCK   237917208     189     16,000  SH      Shared-Defined  1,2        16,000
deCODE genetics Inc                   COMMON STOCK   243586104   1,747    164,300  SH      Shared-Defined  1,2       164,300
Dun & Bradstreet Corp                 COMMON STOCK   26483E100  19,950    372,900  SH      Shared-Defined  1,2       372,900
Eldorado Gold Corp                    COMMON STOCK   284902103   1,160    402,700  SH      Shared-Defined  1,2       402,700
FNX Mining Co Inc                     COMMON STOCK   30253R101     932    171,600  SH      Shared-Defined  1,2       171,600
Gammon Lake Resources Inc             COMMON STOCK   364915108  11,998  1,700,000  SH      Shared-Defined  1,2
Gold Reserve Inc                      COMMON STOCK   38068N108   2,004    470,000  SH      Shared-Defined  1,2       470,000
Golden Star Resources Ltd             COMMON STOCK   38119T104   2,971    413,100  SH      Shared-Defined  1,2       413,100
Harmony Gold Mining Co Ltd            Sponsored ADR  413216300   4,230    274,133  SH      Shared-Defined  1,2       274,133
Highland Hospitality Corp             COMMON STOCK   430141101   9,300  1,000,000  SH      Shared-Defined  1,2     1,000,000
Seabulk Intl. Inc.                    COMMON STOCK   81169P101     220     25,000  SH      Shared-Defined  1,2        25,000
Imperial Sugar Co                     COMMON STOCK   453096208   1,200    100,000  SH      Shared-Defined  1,2       100,000
Kinross Gold Corp                     COMMON STOCK   496902206   1,907    260,900  SH      Shared-Defined  1,2       260,900
Korea Fund Inc/The                    COMMON STOCK   500634100   2,266    106,400  SH      Shared-Defined  1,2       106,400
Metallica Resources Inc               COMMON STOCK   59125J104     828    400,000  SH      Shared-Defined  1,2       400,000
Michael Anthony Jewelers Inc          COMMON STOCK   594060105      25     22,300  SH      Shared-Defined  1,2        22,300
Millennium Cell Inc                   COMMON STOCK   60038B105     128     88,980  SH      Shared-Defined  1,2        88,980
Miramar Mining Corp                   COMMON STOCK   60466E100      63     35,000  SH      Shared-Defined  1,2        35,000
Mobile Telesystems                    Sponsored ADR  607409109  25,656    195,100  SH      Shared-Defined  1,2       195,100
Morgan Stanley India Investment
Fund Inc                              COMMON STOCK   61745C105   1,161     45,800  SH      Shared-Defined  1,2        45,800
Newmont Mining Corp                   COMMON STOCK   651639106   2,243     48,100  SH      Shared-Defined  1,2        48,100
Northgate Exploration Ltd             COMMON STOCK   666416102   6,023  2,438,500  SH      Shared-Defined  1,2     2,438,500
Open Jt. Stk Co. - Vimpel
Communications                        COMMON STOCK   68370R109  21,505    206,800  SH      Shared-Defined  1,2       206,800
OPTi Inc                              COMMON STOCK   683960108     503    329,000  SH      Shared-Defined  1,2       329,000
Orbital Sciences Corp                 COMMON STOCK   685564106   1,128     90,000  SH      Shared-Defined  1,2        90,000
Orezone Resources Inc                 COMMON STOCK   685921108     516    580,000  SH      Shared-Defined  1,2       580,000
PG&E Corp                             COMMON STOCK   69331C108   3,639    125,600  SH      Shared-Defined  1,2       125,600
Peabody Energy Corp                   COMMON STOCK   704549104   1,163     25,000  SH      Shared-Defined  1,2        25,000
Placer Dome Inc                       COMMON STOCK   725906101   2,280    126,910  SH      Shared-Defined  1,2       126,910
Pride International Inc               COMMON STOCK   74153Q102     853     50,000  SH      Shared-Defined  1,2        50,000
Randgold Resources Ltd                ADR            752344309     864     43,950  SH      Shared-Defined  1,2        43,950
RIO Narcea Gold Mines Ltd             COMMON STOCK   766909105   1,262    555,000  SH      Shared-Defined  1,2       555,000
Solutia Inc                           COMMON STOCK   834376105   1,350  3,462,800  SH      Shared-Defined  1,2     3,462,800
Templeton Russia and Eastern
European Fund Inc                     COMMON STOCK   88022F105   3,657     80,100  SH      Shared-Defined  1,2        80,100
Tesco Corp                            COMMON STOCK   88157K101   3,118    408,150  SH      Shared-Defined  1,2       408,150
Texas Genco Holdings Inc              COMMON STOCK   882443104  16,577    463,700  SH      Shared-Defined  1,2       463,700
India Fund Inc                        COMMON STOCK   454089103   7,258    275,980  SH      Shared-Defined  1,2       275,980
TransAlta Corp                        COMMON STOCK   89346D107   4,968    365,900  SH      Shared-Defined  1,2       365,900
UnitedGlobalCom Inc                   CL A           913247508   2,661    313,472  SH      Shared-Defined  1,2       313,472
Washington Group International Inc    COMMON STOCK   938862208  19,410    529,600  SH      Shared-Defined  1,2       529,600
Westaim Corp                          COMMON STOCK   956909105  10,219  4,199,753  SH      Shared-Defined  1,2     4,199,753
Western Silver Corp                   COMMON STOCK   959531104     746    190,000  SH      Shared-Defined  1,2       190,000
Wheaton River Minerals Ltd            COMMON STOCK   962902102   8,598  2,514,100  SH      Shared-Defined  1,2     2,514,100
WTS Agnico-Eagle Mines Ltd 11/07/07   Warrants       008474132      47     12,500  SH      Shared-Defined  1,2        12,500
WTS Wheaton River Minerals Ltd
05/30/07                              Warrants       962902144   6,473  2,982,925  SH      Shared-Defined  1,2     2,982,925
WTS Wheaton River Minerals Ltd
05/30/07                              Warrants       962902177   1,693    787,475  SH      Shared-Defined  1,2       787,475
Yamana Gold Inc                       COMMON STOCK   98462Y100     895    266,700  SH      Shared-Defined  1,2       266,700
Zenith National Insurance Corp        COMMON STOCK   989390109   1,176     30,000  SH      Shared-Defined  1,2        30,000
                                                       total:  262,855



03784.0001 #485456